Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Corporate and administrative service charges	$ 0	$ 0	$ 3,581
Due to related party	$ 0	$ 1,450	$ 0